Earnings (Loss) Per Share - Additional Information (Details) - shares		12 Months Ended
	Jun. 15, 2023	Dec. 31, 2022
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Number of shares, forfeited		154,944
The Forfeiture Agreement [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Number of shares, forfeited	160,000